VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 1.3%
144,861		Amcor PLC	$ 1,602,446	0 .8
445,826		South32 Ltd. - AUD	661,631	0 .3
54,631		Treasury Wine Estates Ltd.	351,019	0 .2
			2,615,096	1 .3

		Austria: 0.7%
61,287	(1)	Erste Group Bank AG	1,283,382	0 .7

		Belgium: 0.4%
5,857	(1)	Galapagos NV	830,351	0 .4

		Brazil: 1.0%
15,837	(1)	StoneCo Ltd.	837,619	0 .4
47,831	(1)	Suzano SA	386,419	0 .2
19,326	(1)	XP, Inc.	805,701	0 .4
			2,029,739	1 .0

		Canada: 2.9%
11,440	(1)	Lightspeed POS, Inc.	366,513	0 .2
28,500		Lundin Mining Corp.	159,029	0 .1
37,876		Magna International, Inc.	1,732,827	0 .9
264,251	(1)	Seven Generations Energy Ltd.	712,448	0 .3
15,707		TMX Group Ltd.	1,615,348	0 .8
11,756		Waste Connections, Inc.	1,220,273	0 .6
			5,806,438	2 .9

		China: 8.7%
26,038	(1)	Alibaba Group Holding Ltd. ADR	7,654,651	3 .9
13,407	(1)	Baidu, Inc. ADR	1,697,192	0 .8
240,600		BTG Hotels Group Co. Ltd. - A Shares	630,065	0 .3
252,000		China Mengniu Dairy Co., Ltd.	1,188,620	0 .6
225,800		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,777,861	0 .9
6,989		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,718,918	0 .9
37,600		Tencent Holdings Ltd.	2,539,631	1 .3
			17,206,938	8 .7

		France: 6.7%
7,372		Air Liquide SA	1,168,540	0 .6
2,169	(1)	Dassault Aviation SA	1,829,674	0 .9
19,398	(1)	EssilorLuxottica SA	2,640,789	1 .3
1,268		LVMH Moet Hennessy Louis Vuitton SE	593,302	0 .3
26,613		Sanofi	2,666,953	1 .4
57,913		Thales S.A.	4,340,473	2 .2
			13,239,731	6 .7

		Germany: 5.2%
39,762		Bayer AG	2,453,080	1 .2
49,587	(1),(2)	Evotec AG	1,307,337	0 .7
10,245		Knorr-Bremse AG	1,206,474	0 .6
5,826	(1)	Morphosys AG	737,224	0 .4
18,760		SAP SE	2,921,290	1 .5
20,081	(1)	TeamViewer AG	990,398	0 .5
6,443	(1),(3)	Zalando SE	601,972	0 .3
			10,217,775	5 .2

		Hong Kong: 2.2%
374,800		AIA Group Ltd.	3,725,548	1 .9
88,740		CK Hutchison Holdings Ltd.	537,743	0 .3
			4,263,291	2 .2

		India: 3.8%
229,374	(1)	Axis Bank Ltd.	1,327,473	0 .7
122,184		Housing Development Finance Corp.	2,896,091	1 .5
29,237	(1)	Kotak Mahindra Bank Ltd.	504,804	0 .2
12,326		Maruti Suzuki India Ltd.	1,130,001	0 .6
1,464,164		NTPC Ltd.	1,694,044	0 .8
			7,552,413	3 .8

		Indonesia: 1.7%
1,080,800		Bank Central Asia Tbk PT	1,972,898	1 .0
20,396,900		Sarana Menara Nusantara Tbk PT	1,424,533	0 .7
			3,397,431	1 .7

		Italy: 1.2%
154,300		Banca Mediolanum SpA	1,111,005	0 .5
6,721		DiaSorin SpA	1,352,219	0 .7
			2,463,224	1 .2

		Japan: 15.8%
31,800		Daiichi Sankyo Co., Ltd.	976,189	0 .5
3,000		Disco Corp.	733,514	0 .4
12,200		en-japan, Inc.	308,738	0 .2
71,200		Fujitsu General Ltd.	2,071,905	1 .0
11,700		Hoshizaki Corp.	933,617	0 .5
37,600		Kansai Paint Co., Ltd.	934,547	0 .5
13,200		Kao Corp.	990,934	0 .5
65,400		Mitsubishi Electric Corp.	887,426	0 .4
34,200		Murata Manufacturing Co., Ltd.	2,223,929	1 .1
144,600		Nippon Telegraph & Telephone Corp.	2,952,252	1 .5
27,300		ORIX Corp.	340,984	0 .2
64,500		Otsuka Holdings Co. Ltd.	2,732,563	1 .4
78,900		Outsourcing, Inc.	732,165	0 .4
46,800		Pan Pacific International Holdings Corp.	1,089,891	0 .5
86,700		Persol Holdings Co. Ltd.	1,416,173	0 .7
47,400		Seven & I Holdings Co., Ltd.	1,472,723	0 .7
24,300		Shimadzu Corp.	739,604	0 .4
48,300		Stanley Electric Co., Ltd.	1,391,964	0 .7
20,200		Suzuki Motor Corp.	865,325	0 .4
98,160		Takeda Pharmaceutical Co., Ltd.	3,508,527	1 .8
13,600		Terumo Corp.	541,480	0 .3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
502,700		Z Holdings Corp.	$ 3,357,748	1 .7
			31,202,198	15 .8

		Netherlands: 10.2%
428	(1),(3)	Adyen NV	789,444	0 .4
20,884		Akzo Nobel NV	2,110,768	1 .1
7,808		ASML Holding NV	2,884,082	1 .5
70,260	(1)	Koninklijke Philips NV	3,317,636	1 .7
23,605		NXP Semiconductor NV - NXPI - US	2,946,140	1 .5
37,399	(1)	Prosus NV	3,452,049	1 .7
75,695		Unilever NV	4,596,785	2 .3
			20,096,904	10 .2

		Peru: 0.5%
8,664		Credicorp Ltd.	1,074,249	0 .5

		Philippines: 0.3%
36,995		SM Investments Corp.	674,687	0 .3

		Poland: 0.5%
167,991	(1)	Powszechny Zaklad Ubezpieczen SA	1,078,022	0 .5

		Portugal: 2.3%
246,143		Galp Energia SGPS SA	2,283,110	1 .2
136,845		Jeronimo Martins SGPS SA	2,200,531	1 .1
			4,483,641	2 .3

		Russia: 0.5%
80,774	(1)	Sberbank PAO ADR	942,633	0 .5

		South Africa: 2.7%
9,601	(2)	Capitec Bank Holdings Ltd.	591,337	0 .3
27,325		Naspers Ltd.	4,826,248	2 .4
			5,417,585	2 .7

		South Korea: 5.2%
1,106		LG Household & Health Care Ltd.	1,364,865	0 .7
19,077		NAVER Corp.	4,847,870	2 .4
82,110		Samsung Electronics Co., Ltd.	4,076,282	2 .1
			10,289,017	5 .2

		Spain: 0.4%
13,234		Amadeus IT Group SA	734,968	0 .4

		Sweden: 2.0%
27,735		Assa Abloy AB	648,447	0 .3
43,949	(1)	Essity AB	1,483,774	0 .8
110,944	(1)	Swedbank AB	1,736,897	0 .9
			3,869,118	2 .0

		Switzerland: 7.1%
17,114	(1)	Alcon, Inc.	970,290	0 .5
52,749		Julius Baer Group Ltd.	2,240,376	1 .1
6,042		Lonza Group AG	3,728,733	1 .9
32,435		Nestle SA	3,860,156	2 .0
6,317		Roche Holding AG	2,163,829	1 .1
7,616		Temenos AG	1,023,625	0 .5
			13,987,009	7 .1

		Taiwan: 3.1%
406,000		Taiwan Semiconductor Manufacturing Co., Ltd.	6,107,896	3 .1

		Thailand: 0.6%
635,000	(1)	CP ALL PCL (Foreign)	1,210,501	0 .6

		United Arab Emirates: 0.7%
51,149		First Abu Dhabi Bank PJSC	157,833	0 .1
324,662	(1),(3)	Network International Holdings PLC	1,141,880	0 .6
			1,299,713	0 .7

		United Kingdom: 6.3%
133,589	(1)	boohoo Group PLC	644,931	0 .3
68,860		Burberry Group PLC	1,380,251	0 .7
63,349	(1)	CNH Industrial NV	489,966	0 .3
26,563	(1)	Farfetch Ltd. - Class A	668,325	0 .3
116,002	(1)	Hiscox Ltd.	1,338,549	0 .7
80,026		HomeServe PLC	1,275,204	0 .6
11,614		Linde PLC	2,745,923	1 .4
24,418		London Stock Exchange Group PLC	2,801,170	1 .4
50,625		Smith & Nephew PLC	991,715	0 .5
27,027	(1)	THG Holdings Ltd.	208,619	0 .1
			12,544,653	6 .3

		United States: 3.0%
440	(1)	Booking Holdings, Inc.	752,699	0 .4
49,459		Philip Morris International, Inc.	3,708,930	1 .9
5,809		Royalty Pharma PLC	244,385	0 .1
6,505		Visa, Inc. - Class A	1,300,805	0 .6
			6,006,819	3 .0

	Total Common Stock
	(Cost $159,532,253)		191,925,422	97 .0

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	428,551	0 .2

		Germany: 0.2%
802		Sartorius AG	328,721	0 .2

		United Kingdom: 0.2%
990	(1),(4),(5)	Roofoods Ltd. - Series G	413,722	0 .2

	Total Preferred Stock
	(Cost $774,003)		1,170,994	0 .6

	Total Long-Term Investments
	(Cost $160,306,256)		193,096,416	97 .6

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 1.0%
905,548	(6) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $905,550, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $923,659, due 11/27/20-11/01/59)	$ 905,548	0 .5
1,000,000	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0 .5

	Total Repurchase Agreements
	(Cost $1,905,548)	1,905,548	1 .0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,018,275	(7) T. Rowe Price Government Reserve Fund, 0.090%
	(Cost $3,018,275)	3,018,275	1 .5

	Total Short-Term Investments
	(Cost $4,923,823)	4,923,823	2 .5

	Total Investments in Securities (Cost $165,230,079)	$ 198,020,239	100 .1
	Liabilities in Excess of Other Assets	(149,581)	(0 .1)
	Net Assets	$ 197,870,658	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $842,273 or 0.4% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	17 .3%
Information Technology	15 .1
Health Care	14 .6
Financials	13 .9
Consumer Staples	12 .4
Communication Services	8 .7
Industrials	8 .3
Materials	4 .9
Energy	1 .5
Utilities	0 .9
Short-Term Investments	2 .5
Liabilities in Excess of Other Assets	(0 .1)
Net Assets	100 .0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,615,096	$–	$2,615,096
Austria	–	1,283,382	–	1,283,382
Belgium	–	830,351	–	830,351
Brazil	2,029,739	–	–	2,029,739
Canada	5,806,438	–	–	5,806,438
China	9,351,843	7,855,095	–	17,206,938
France	–	13,239,731	–	13,239,731
Germany	–	10,217,775	–	10,217,775
Hong Kong	–	4,263,291	–	4,263,291
India	–	7,552,413	–	7,552,413
Indonesia	–	3,397,431	–	3,397,431
Italy	–	2,463,224	–	2,463,224
Japan	–	31,202,198	–	31,202,198
Netherlands	2,946,140	17,150,764	–	20,096,904
Peru	1,074,249	–	–	1,074,249
Philippines	–	674,687	–	674,687
Poland	–	1,078,022	–	1,078,022
Portugal	–	4,483,641	–	4,483,641
Russia	942,633	–	–	942,633
South Africa	–	5,417,585	–	5,417,585
South Korea	–	10,289,017	–	10,289,017
Spain	–	734,968	–	734,968
Sweden	–	3,869,118	–	3,869,118
Switzerland	–	13,987,009	–	13,987,009
Taiwan	–	6,107,896	–	6,107,896
Thailand	–	1,210,501	–	1,210,501
United Arab Emirates	–	1,299,713	–	1,299,713
United Kingdom	876,944	11,667,709	–	12,544,653
United States	6,006,819	–	–	6,006,819
Total Common Stock	29,034,805	162,890,617	–	191,925,422
Preferred Stock	–	328,721	842,273	1,170,994
Short-Term Investments	3,018,275	1,905,548	–	4,923,823
Total Investments, at fair value	$32,053,080	$165,124,886	$842,273	$198,020,239
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(18,802)	$–	$(18,802)
Total Liabilities	$–	$(18,802)	$–	$(18,802)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Roofoods Ltd. - Series G	5/16/2019	$413,722	$413,722
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	258,547	428,551
		$672,269	$842,273

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Farfetch Ltd. - Class A	JPMorgan Chase Bank N.A.	Call	10/16/20	USD	25 .000	23	USD	57,868	$4,858	$(3,562)
Farfetch Ltd. - Class A	JPMorgan Chase Bank N.A.	Call	10/16/20	USD	26 .000	43	USD	108,188	10,295	(4,702)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	140 .000	4	USD	49,924	2,891	(2,172)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	145 .000	4	USD	49,924	2,254	(1,674)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	150 .000	15	USD	187,215	12,306	(4,780)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	150 .000	6	USD	74,886	4,486	(1,912)
									$37,090	$(18,802)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $168,912,034.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,588,690
Gross Unrealized Depreciation	(15,236,766)
Net Unrealized Appreciation	$29,351,924